As filed with the Securities and Exchange Commission on September 15, 2016
Commission File Nos. 333-132128
811-08664

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 33	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 560	[X]

JACKSON NATIONAL SEPARATE ACCOUNT - I
(Exact Name of Registrant)

JACKSON NATIONAL LIFE INSURANCE COMPANY
(Name of Depositor)

1 Corporate Way, Lansing, Michigan 48951
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, including Area Code: (517) 381-5500

Andrew J. Bowden, Esq., Senior Vice President, General Counsel and Secretary
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951
(Name and Address of Agent for Service)

Copy to:
Frank J. Julian, Esq., Assistant Vice President, Legal
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on September 19, 2016 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1).

If appropriate, check the following box:
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: the variable portion of Flexible Premium Fixed and Variable Deferred Annuity contracts

EXPLANATORY NOTE: This Amendment to the Registration Statement on Form N-4 (the "Registration Statement") is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended, for the purpose of filing supplements to the prospectus and statement of additional information. Part C is also amended as reflected therein. Except as heretofore amended, this Amendment does not otherwise delete, amend, or supersede any prospectus, statement of additional information, exhibit, undertaking, or other information contained in the Registration Statement, which are hereby incorporated by reference to the extent required and/or permitted by applicable law.

Supplement Dated September 19, 2016
To The Prospectus Dated April 25, 2016 For

RETIREMENT LATITUDES®
FLEXIBLE PREMIUM FIXED AND VARIABLE DEFERRED ANNUITY

Issued by
Jackson National Life Insurance Company® through
Jackson National Separate Account - I

This supplement updates the above-referenced prospectus. Please read and keep it together with your prospectus for future reference. To obtain an additional copy of the prospectus, please contact us at our Annuity Service Center, P.O. Box 30314, Lansing, Michigan, 48909-7814; 1-800-644-4565; www.jackson.com.

CHANGES TO THE INVESTMENT DIVISIONS.

➢	New Fund. Effective September 19, 2016, one new Investment Division, which invests in the JNL Multi-Manager Mid Cap Fund, is available.

The prospectus is revised as follows:

a)	The following Fund is added to the Fund list located on the back of the front page of the prospectus:

JNL Multi-Manager Mid Cap Fund

b)	Under Appendix J, “ACCUMULATION UNIT VALUES”, the following paragraphs are added immediately preceding the tables of Accumulation Unit Values:

Effective September 19, 2016, there is a new Investment Division for which Accumulation Unit information is not yet available. The new Investment Division invests in the following Fund:

JNL Multi-Manager Mid Cap Fund

➢	Fund Operating Expenses Changes. Effective September 19, 2016, the prospectus is revised as follows:

Under the section titled “FEES AND EXPENSES TABLES,” the fee tables titled “Total Annual Fund Operating Expenses,” are revised by (i) changing the Contractual Fee Waiver and/or Expense Reimbursement and Net Total Annual Fund Operating Expenses for the JNL/American Funds Global Bond Fund, (ii) adding the information for the JNL Multi-Manager Mid Cap Fund, and (iii) changing the Management Fee and Total Annual Fund Operating Expenses and adding footnote I, where indicated, to the JNL/FPA + DoubleLine® Flexible Allocation, JNL/Franklin Templeton Global Multisector Bond, JNL/Franklin Templeton International Small Cap Growth, and JNL/PPM America Floating Rate Income Funds as follows:

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Contractual Fee Waiver and/or Expense Reimbursement	Net Total Annual Fund Operating Expenses
JNL Series Trust
JNL/American Funds Global Bond	1.23% A	0.20% A	0.19% A,G	0.00%	1.62% A	(0.53%) B	1.09% A,B,I

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses
JNL Multi-Manager Mid Cap	0.74%	0.20%	0.15%G	0.00%	1.09%I
JNL/FPA + DoubleLine® Flexible Allocation	0.80%	0.20%	0.15%G	0.01%	1.16%I
JNL/Franklin Templeton Global Multisector Bond	0.67%	0.20%	0.16%G	0.02%	1.05%I
JNL/Franklin Templeton International Small Cap Growth	0.92%	0.20%	0.15%G	0.01%	1.28%I
JNL/PPM America Floating Rate Income	0.60%	0.20%	0.16%G	0.01%	0.97%

I	Expense Information has been restated to reflect current fees.

➢
Fund Availability. Effective September 19, 2016, the JNL/Oppenheimer Global Growth Fund, which was previously closed to new Contract Owners on May 1, 2010, will again be available to all new and existing Contract Owners.

The prospectus is revised as follows:

The second footnote to the Fund list located on the back of the front page of the prospectus is revised to remove the JNL/Oppenheimer Global Growth Fund from the list of Funds that are currently closed to new Contract Owners.

➢	Investment Objective Changes. Effective September 19, 2016, the prospectus is revised as follows:

Under the section titled “INVESTMENT DIVISIONS”, the brief statements of the corresponding investment objective for the following Funds are revised as follows, whether in connection with objective changes or the addition of new Funds:

JNL Series Trust

JNL Multi-Manager Mid Cap Fund
Jackson National Asset Management, LLC (and Champlain Investment Partners, LLC, ClearBridge Investments, LLC, and Victory Capital Management, Inc.)

Seeks long-term total return by investing, under normal circumstances, at least 80% of its total net assets in a variety of mid-capitalization growth and value strategies managed by unaffiliated investment managers.

JNL/S&P Dividend Income & Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor’s Investment Advisory Services LLC and Mellon Capital Management Corporation)

Seeks primarily capital appreciation with secondary focus on current income by investing in the stock of 33 to 99 distinct companies (generally ranging from 35 to 50 distinct companies) included in the S&P 500® Index that have attractive dividend yields and strong capital structures as determined by Standard & Poor’s Investment Advisory Services LLC.

___________________________________
(To be used with VC5995 04/16)

JMV17640 09/16

Supplement dated September 19, 2016
To The Statements of Additional Information Dated April 25, 2016 For

PERSPECTIVE II®; PERSPECTIVE L SERIESSM; PERSPECTIVE ADVISORS IISM;
RETIREMENT LATITUDES®; FIFTH THIRD PERSPECTIVE; PERSPECTIVE®; PERSPECTIVE FOCUS®; ELITE ACCESS® AND ELITE ACCESS BROKERAGE EDITION®
FLEXIBLE PREMIUM FIXED AND VARIABLE DEFERRED ANNUITIES

Issued by
Jackson National Life Insurance Company® through
Jackson National Separate Account - I

PERSPECTIVE II®; PERSPECTIVE L SERIESSM; PERSPECTIVE ADVISORS IISM; PERSPECTIVE FOCUS®; ELITE ACCESS® and ELITE ACCESS BROKERAGE EDITION®
FLEXIBLE PREMIUM FIXED AND VARIABLE DEFERRED ANNUITIES

Issued by
Jackson National Life Insurance Company of New York® through
JNLNY Separate Account I

This supplement updates the above-referenced Statements of Additional Information. Please read and keep it together with your copy of the Statement of Additional Information for future reference.

In the section titled “Condensed Financial Information”, under the subsection titled “Accumulation Unit Values”, the following paragraph is inserted immediately preceding the tables of Accumulation Unit Values:

Effective September 19, 2016, there is a new Investment Division for which Accumulation Unit information is not yet available. The new Investment Division invests in the JNL Multi-Manager Mid Cap Fund.

(To be used with JMV8197 04/16, V5893 04/16, JMV8198 04/16, V5913 04/16, JMV7261 04/16, V5507 04/16, JMV8994 04/16, JMV7262 04/16, JMV7263 04/16, JMV9741 04/16, JMV9484 04/16, JMV9485 04/16, V5996 04/16, V3800 04/16, V5596 04/16, JMV8389 04/16, JMV12791 04/16, NV5661 04/16, NMV8199NY 04/16, NMV8200NY 04/16, NV5893 04/16, NV5913 04/16, NV5639 04/16, NMV7264NY 04/16, NMV9481NY 04/16, NMV9482NY 04/16, NMV8389NY 04/16, NMV12792NY 04/16

CMV17662 09/16

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Financial Statements:

(1) Financial statements and schedules included in Part A:

Not Applicable.

(2) Financial statements and schedules included in Part B:

Jackson National Separate Account - I:

Report of Independent Registered Public Accounting Firm
Statements of Assets and Liabilities as of December 31, 2015
Statements of Operations for the period ended December 31, 2015
Statements of Changes in Net Assets for the periods ended December 31, 2015 and 2014
Notes to Financial Statements

Jackson National Life Insurance Company:

Report of Independent Registered Public Accounting Firm
Consolidated Balance Sheets as of December 31, 2015 and 2014
Consolidated Income Statements for the years ended December 31, 2015, 2014, and 2013
Consolidated Statements of Stockholder's Equity and Comprehensive Income for the years ended December 31, 2015, 2014, and 2013
Consolidated Statements of Cash Flows for the years ended December 31, 2015, 2014, and 2013
Notes to Consolidated Financial Statements

(b) Exhibits

Exhibit    Description
No.

1.
Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 9 filed on April 21, 1999 (File Nos. 033-82080 and 811-08664).

2.	Not Applicable.

3.

a.
Amended and Restated General Distributor Agreement dated October 25, 2005, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 21 filed on December 29, 2005 (File Nos. 333-70472 and 811-08664).

b.
Amended and Restated General Distributor Agreement dated June 1, 2006, incorporated herein by reference to the Registrant's Registration Statement filed on August 10, 2006 (File Nos. 333-136472 and 811-08664).

c.	Specimen of Selling Agreement (V2565 01/12), incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1, filed on April 24, 2012 (File Nos. 333-178774 and 811-08664).

d.	Specimen of Selling Agreement (V2565 08/12), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

e.	Specimen of Selling Agreement (V2565 06/14), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 13, filed on September 11, 2014 (File Nos. 333-183048 and 811-08664).

4.

a.
Specimen of the Retirement Latitudes Fixed and Variable Annuity Contract, incorporated herein by reference to the Registrant's Registration Statement, filed on March 1, 2006 (File Nos. 333-132128 and 811-08664).

b.	Specimen of Tax Sheltered Annuity Endorsement, incorporated herein by reference to the Registrant's Pre-Effective Amendment No. 1, filed on December 19, 2001 (File Nos. 333-70472 and 811-08664).

c.	Specimen of Retirement Plan Endorsement, incorporated herein by reference to the Registrant's Pre-Effective Amendment No. 1, filed on December 19, 2001(File Nos. 333-70472 and 811-08664).

d.	Specimen of Individual Retirement Annuity Endorsement, incorporated herein by reference to the Registrant's Registration Statement, filed on August 19, 2004 (File Nos. 333-118368 and 811-08664).

e.	Specimen of Roth IRA Endorsement, incorporated herein by reference to the Registrant's Registration Statement, filed on August 19, 2004 (File Nos. 333-118368 and 811-08664).

f.	Specimen of Charitable Remainder Trust Endorsement, incorporated herein by reference to the Registrant's Pre-Effective Amendment 1, filed on December 23, 2004 (File Nos. 333-118368 and 811-08664).

g.	Specimen of Earnings Protection Benefit Endorsement, incorporated herein by reference to the Registrant's Registration Statement, filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).

h.	Specimen of 5% Roll-Up Death Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 11, filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

i.	Specimen of Highest Anniversary Value Death Benefit, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 11, filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

j.
Specimen of Combination 5% Roll-up and Highest Anniversary Value Death Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 11, filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

k.	Specimen of 4% Contract Enhancement Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 6, filed on June 11, 2003 (File Nos. 333-70472 and 811-08664).

l.
Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 11, filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

m.	Specimen of Reduced Administration Charge Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 1, filed on April 29, 2002 (File Nos. 333-70472 and 811-08664).

n.
Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19, filed on October 20, 2005 (File Nos. 333-70472 and 811-08664).

o.
Specimen of 5% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 17, filed on June 20, 2005 (File Nos. 333-70472 and 811-08664).

p.
Specimen of 5% Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 17, filed on June 20, 2005 (File Nos. 333-70472 and 811-08664).

q.
Specimen of 5% For Life Guaranteed Minimum Withdrawal Benefit with Annual Step-Up, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 24 filed on January 31, 2006 (File Nos. 333-70472 and 811-08664).

r.
Specimen of 5% For Life Guaranteed Minimum Withdrawal Benefit with Bonus and Annual Step-Up, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 24 filed on January 31, 2006 (File Nos. 333-70472 and 811-08664).

s.
Specimen of 5% For Life Guaranteed Minimum Withdrawal Benefit with Bonus and 5-Year Step-Up, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 24 filed on January 31, 2006 (File Nos. 333-70472 and 811-08664).

t.
Specimen of Joint 5% For Life Guaranteed Minimum Withdrawal Benefit with Annual Step-Up, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 24 filed on January 31, 2006 (File Nos. 333-70472 and 811-08664).

u.
Specimen of Joint 5% For Life Guaranteed Minimum Withdrawal Benefit with Bonus and 5-Year Step-Up, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 24 filed on January 31, 2006 (File Nos. 333-70472 and 811-08664).

v.	Specimen of 4 Year Withdrawal Charge Schedule, incorporated herein by reference to the Registrant's Registration Statement, filed on March 1, 2006 (File Nos. 333-132128 and 811-08664).

w.
Specimen of 20% Additional Free Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant's Registration Statement, filed on March 1, 2006 (File Nos. 333-132128 and 811-08664).

x.
Specimen of the Combination 5% Roll-Up and Highest Anniversary Value Death Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 32, filed on December 21, 2006 (File Nos. 333-70472 and 811-08664).

y.	Specimen of 5% Contract Enhancement Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 26, filed on June 23, 2006 (File Nos. 333-70472 and 811-08664).

z.
Specimen of Joint 5% For Life Guaranteed Minimum Withdrawal Benefit with Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 26, filed on June 23, 2006 (File Nos. 333-70472 and 811-08664).

aa.
Specimen of Joint 5% For Life Guaranteed Minimum Withdrawal Benefit with Bonus and 5-Year Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 26, filed on June 23, 2006 (File Nos. 333-70472 and 811-08664).

bb.	Specimen of Highest Anniversary Value Death Benefit, incorporated herein by reference to the Registrant's Registration Statement filed on August 10, 2006 (File Nos. 333-136472 and 811-08664).

cc.
Specimen of the 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 34, filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

dd.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 34, filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

ee.
Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 34, filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

ff.
Specimen of the 5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 34, filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

gg.
Specimen of the 7% Guaranteed Minimum Withdrawal Benefit With 5 Year Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 34, filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

hh.
Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 41, filed on August 6, 2007 (File Nos. 333-70472 and 811-08664).

ii.
Specimen of 5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 41, filed on August 23, 2007 (File Nos. 333-70472 and 811-08664).

jj.
Specimen of 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 41, filed on August 23, 2007 (File Nos. 333-70472 and 811-08664).

kk.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 41, filed on August 23, 2007 (File Nos. 333-70472 and 811-08664).

ll.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 41, filed on August 23, 2007 (File Nos. 333-70472 and 811-08664).

mm.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 41, filed on August 23, 2007 (File Nos. 333-70472 and 811-08664).

nn.
Specimen of Guaranteed Minimum Withdrawal Benefit with 5-Year Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 46, filed on December 27, 2007 (File Nos. 333-70472 and 811-08664).

oo.
Specimen of the For Life GMWB With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 46, filed on December 27, 2007(File Nos. 333-70472 and 811-08664).

pp.
Specimen of the Joint For Life GMWB With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 46, filed on December 27, 2007 (File Nos. 333-70472 and 811-08664).

qq.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 7, filed on October 6, 2008 (File Nos. 333-132128 and 811-08664).

rr.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 7, filed on October 6, 2008 (File Nos. 333-132128 and 811-08664).

ss.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 7, filed on October 6, 2008 (File Nos. 333-132128 and 811-08664).

tt.
Specimen of the Highest Quarterly Anniversary Value Guaranteed Minimum Death Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 7, filed on October 6, 2008(File Nos. 333-132128 and 811-08664).

uu.
Specimen of the 5% Roll-up Guaranteed Minimum Death Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 7, filed on October 6, 2008 (File Nos. 333-132128 and 811-08664).

vv.
Specimen of the Combination [5%] Roll-up and Highest Quarterly Anniversary Value Guaranteed Minimum Death Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No.7, filed on October 6, 2008 (File Nos. 333-132128 and 811-08664).

ww.
Specimen of the 6% Roll-up Guaranteed Minimum Death Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 7, filed on October 6, 2008 (File Nos. 333-132128 and 811-08664).

xx.
Specimen of the Combination [6%] Roll-up and Highest Quarterly Anniversary Value Guaranteed Minimum Death Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No.7, filed on October 6, 2008 (File Nos. 333-132128 and 811-08664).

yy.
Specimen of the Guaranteed Minimum Income Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 7, filed on October 6, 2008 (File Nos. 333-132128 and 811-08664).

zz.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up (Freedom) Endorsement (7587 01/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 8, filed on December 31, 2008 (File Nos. 333-132128 and 811-08664).

aaa.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up (Joint Freedom) Endorsement (7588 01/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 8, filed on December 31, 2008 (File Nos. 333-132128 and 811-08664).

bbb.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up (DB) Endorsement (7589 01/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 8, filed on December 31, 2008 (File Nos. 333-132128 and 811-08664).

ccc.
Specimen of the Highest Quarterly Anniversary Value Guaranteed Minimum Death Benefit (HQAV) Endorsement (7595 04/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 9, filed on April 2, 2009 (File Nos. 333-132128 and 811-08664).

ddd.
Specimen of the [5%] Roll-Up Guaranteed Minimum Death Benefit Endorsement (7596 04/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 9, filed on April 2, 2009 (File Nos. 333-132128 and 811-08664).

eee.
Specimen of the Combination [5%] Roll-Up and Highest Quarterly Anniversary Value Guaranteed Minimum Death Benefit Endorsement (7597 04/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 9, filed on April 2, 2009 (File Nos. 333-132128 and 811-08664).

fff..
Specimen of the [6%] Roll-Up Guaranteed Minimum Death Benefit Endorsement (7598 04/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 9, filed on April 2, 2009 (File Nos. 333-132128 and 811-08664).

ggg.
Specimen of the Combination [6%] Roll-Up and Highest Quarterly Anniversary Value Guaranteed Minimum Death Benefit Endorsement (7599 04/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 9, filed on April 2, 2009 (File Nos. 333-132128 and 811-08664).

hhh.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit with Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up (LifeGuard Freedom DB) Endorsement (7602 04/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 9, filed on April 2, 2009 (File Nos. 333-132128 and 811-08664).

iii.
Specimen of the Reduced Administration Charge Endorsement (7536 09/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 10, filed on September 24, 2009 (File Nos. 333-132128 and 811-08664).

jjj.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (LifeGuard Freedom 6(SM) GMWB) Endorsement (7613 09/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 10, filed on September 24, 2009 (File Nos. 333-132128 and 811-08664).

kkk.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (LifeGuard Freedom 6 GMWB With Joint Option) Endorsement (7614 09/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 10, filed on September 24, 2009 (File Nos. 333-132128 and 811-08664).

lll.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus, and Annual Step-Up (LifeGuard Freedom 6 DB(SM) Endorsement (7615 09/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 10, filed on September 24, 2009 (File Nos. 333-132128 and 811-08664).

mmm.
Specimen of the [4%] Contract Enhancement Endorsement (7569 12/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 11, filed on April 30, 2010 (File Nos. 333-132128 and 811-08664).

nnn.
Specimen of the [5%] Contract Enhancement Endorsement (7570 12/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 11, filed on April 30, 2010 (File Nos. 333-132128 and 811-08664).

ooo.
Specimen of the Guaranteed Minimum Withdrawal Benefit With [5] Year Step-Up (SafeGuard Max) Endorsement (7633 05/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 11, filed on April 30, 2010 (File Nos. 333-132128 and 811-08664).

ppp.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets (Jackson Select) Endorsement (7635 05/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 11, filed on April 30, 2010 (File Nos. 333-132128 and 811-08664).

qqq.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets (Jackson Select With Joint Option) Endorsement (7636 05/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 11, filed on April 30, 2010 (File Nos. 333-132128 and 811-08664).

rrr.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (LifeGuard Freedom 6 Net), Endorsement (7619 05/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 11, filed on April 30, 2010 (File Nos. 333-132128 and 811-08664).

sss.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (LifeGuard Freedom 6 Net with Joint Option) Endorsement (7620 05/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 11, filed on April 30, 2010 (File Nos. 333-132128 and 811-08664).

ttt.
Specimen of the Retirement Latitudes Fixed and Variable Annuity Contract, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 12, filed on October 5, 2010 (File Nos. 333-132128 and 811-08664).

uuu.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets (Jackson Select) Endorsement (7638 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 12, filed on October 5, 2010 (File Nos. 333-132128 and 811-08664).

vvv.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets (Jackson Select With Joint Option) Endorsement (7639 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 12, filed on October 5, 2010 (File Nos. 333-132128 and 811-08664).

www.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up (7640 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 12, filed on October 5, 2010 (File Nos. 333-132128 and 811-08664).

xxx.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7641 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 12, filed on October 5, 2010 (File Nos. 333-132128 and 811-08664).

yyy.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up (7642 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 12, filed on October 5, 2010 (File Nos. 333-132128 and 811-08664).

zzz.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7643 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 12, filed on October 5, 2010 (File Nos. 333-132128 and 811-08664).

aaaa.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up (7646 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 12, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 12, filed on October 5, 2010 (File Nos. 333-132128 and 811-08664).

bbbb.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7647 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 12, filed on October 5, 2010 (File Nos. 333-132128 and 811-08664).

cccc.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up (7648 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 12, filed on October 5, 2010 (File Nos. 333-132128 and 811-08664).

dddd.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7649 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 12, filed on October 5, 2010 (File Nos. 333-132128 and 811-08664).

eeee.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus, Annual Step-Up and Death Benefit (7650 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 12, filed on October 5, 2010 (File Nos. 333-132128 and 811-08664).

ffff.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [7%] Bonus and Annual Step-Up (7652 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 12, filed on October 5, 2010 (File Nos. 333-132128 and 811-08664).

gggg.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [7%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7653 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 12, filed on October 5, 2010 (File Nos. 333-132128 and 811-08664).

hhhh.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [7%] Bonus and Annual Step-Up (7654 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 12, filed on October 5, 2010 (File Nos. 333-132128 and 811-08664).

iiii.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [8%] Bonus and Annual Step-Up (7656 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 12, filed on October 5, 2010 (File Nos. 333-132128 and 811-08664).

jjjj.
Specimen of [5%] Guaranteed Minimum Withdrawal Benefit with Annual Step-Up Endorsement (7659 05/11), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 91, filed on January 18, 2011 (File Nos. 333-70472 and 811-08664).

kkkk.
Specimen of [6%] Guaranteed Minimum Withdrawal Benefit with Annual Step-Up Endorsement (7660 05/11), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 91, filed on January 18, 2011 (File Nos. 333-70472 and 811-08664).

llll.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit with Annual Step-Up and Transfer of Assets Endorsement (7667 05/11), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 91, filed on January 18, 2011 (File Nos. 333-70472 and 811-08664).

mmmm.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount Endorsement (LifeGuard Freedom 6 Net) (7669 04/12), incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1, filed on April 24, 2012 (File Nos. 333-178774 and 811-08664).

nnnn.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount Endorsement (LifeGuard Freedom 6 Net with Joint Option) (7670 04/12), incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1, filed on April 24, 2012 (File Nos. 333-178774 and 811-08664).

oooo.
Specimen of the [5%] Roll-Up Guaranteed Minimum Death Benefit Endorsement (7596 04/12), incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1, filed on April 24, 2012 (File Nos. 333-178774 and 811-08664).

pppp.
Specimen of the Combination [5%] Roll-Up and Highest Quarterly Anniversary Value Guaranteed Minimum Death Benefit Endorsement (7597 04/12), incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1, filed on April 24, 2012 (File Nos. 333-178774 and 811-08664).

qqqq.
Specimen of Guaranteed Minimum Withdrawal Benefit for Stretch RMDs Endorsement (MarketGuard Stretch) (7668 04/12), incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1, filed on April 24, 2012 (File Nos. 333-178774 and 811-08664).

rrrr.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [5]% Bonus And Annual Step-Up Endorsement (7700 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

ssss.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [6]% Bonus And Annual Step-Up Endorsement (7701 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

tttt.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [7]% Bonus And Annual Step-Up Endorsement (7702 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

tttt.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [6]% Bonus, Annual Step-Up And Death Benefit Endorsement (7712 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

uuuu.
Form of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount Endorsement (7713 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

wwww.
Form of Guaranteed Minimum Withdrawal Benefit Endorsement (7678 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No.4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

xxxx.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit With [5]% Bonus And Annual Step-Up Endorsement (7707), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183048 and 811-08664).

yyyy.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit With [6]% Bonus And Annual Step-Up Endorsement (7708), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183048 and 811-08664).

zzzz.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit With [7]% Bonus And Annual Step-Up Endorsement (7709), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183048 and 811-08664).

aaaaa.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount Endorsement (7714), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183048 and 811-08664).

bbbbb.
Form of Individual Retirement Annuity Endorsement (ICC13 7715), incorporated herein by reference to Registrant’s Registration Statement, filed on December 20, 2013 (File Nos. 333-192971 and 811-08664).

ccccc.
Form of Roth Individual Retirement Annuity Endorsement (ICC13 7716), incorporated herein by reference to Registrant’s Registration Statement, filed on December 20, 2013 (File Nos. 333-192971 and 811-08664).

ddddd.
Form of Non-Qualified Stretch Annuity Endorsement (ICC14 7723), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 9, filed on September 11, 2014 (File Nos. 333-176619 and 811-08664).

eeeee.
Form of Individual Retirement Annuity Endorsement (ICC14 7715), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 16, filed on January 20, 2015 (File Nos. 333-183048 and 811-08664).

fffff.
Form of Roth Individual Retirement Annuity Endorsement (ICC14 7716), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 16, filed on January 20, 2015 (File Nos. 333-183048 and 811-08664).

ggggg.
Form of Section 403(b) Tax Sheltered Annuity Endorsement (ICC14 7725), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 16, filed on January 20, 2015 (File Nos. 333-183048 and 811-08664).

hhhhh.
Form of [3%] Roll-Up Guaranteed Minimum Death Benefit Endorsement (7596 3%), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 16, filed on January 20, 2015 (File Nos. 333-183048 and 811-08664).

iiiii.
Form of [4%] Roll-Up Guaranteed Minimum Death Benefit Endorsement (7596 4%), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 16, filed on January 20, 2015 (File Nos. 333-183048 and 811-08664).

jjjjj.
Form of [5%] Roll-Up Guaranteed Minimum Death Benefit Endorsement (7596 5%), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 16, filed on January 20, 2015 (File Nos. 333-183048 and 811-08664).

kkkkk.
Form of Combination [3%] Roll-Up and Highest Quarterly Anniversary Value Guaranteed Minimum Death Benefit Endorsement (7597 3%), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 16, filed on January 20, 2015 (File Nos. 333-183048 and 811-08664).

lllll.
Form of Combination [4%] Roll-Up and Highest Quarterly Anniversary Value Guaranteed Minimum Death Benefit Endorsement (7597 4%), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 16, filed on January 20, 2015 (File Nos. 333-183048 and 811-08664).

mmmmm.
Form of Combination [5%] Roll-Up and Highest Quarterly Anniversary Value Guaranteed Minimum Death Benefit Endorsement (7597 5%), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 16, filed on January 20, 2015 (File Nos. 333-183048 and 811-08664).

5.

a.
Form of the Retirement Latitudes Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Pre-Effective Amendment filed on June 9, 2006 (File Nos. 333-132128 and 811-08664).

b.
Form of the Retirement Latitudes Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 1 filed on December 21, 2006 (File Nos. 333-132128 and 811-08664).

c.
Form of the Retirement Latitudes Fixed and Variable Annuity Application, incorporated herein by reference to Registrant's Post-Effective Amendment No. 2, filed on April 25, 2007 (File Nos. 333-132128 and 811-08664).

d.
Form of the Retirement Latitudes Fixed and Variable Annuity Application, incorporated herein by reference to Registrant's Post-Effective Amendment No. 5, filed on November 28, 2007 (File Nos. 333-132128 and 811-08664).

e.
Form of the Retirement Latitudes Fixed and Variable Annuity Application, incorporated herein by reference to Registrant's Post-Effective Amendment No. 6, filed on March 26, 2008 (File Nos. 333-132128 and 811-08664).

f.
Form of the Retirement Latitudes Fixed and Variable Annuity Application, incorporated herein by reference to Registrant's Post-Effective Amendment No. 6, filed on October 6, 2008 (File Nos. 333-132128 and 811-08664).

g.
Form of the Retirement Latitudes Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 9, filed on April 2, 2009 (File Nos. 333-132128 and 811-08664).

h.
Form of the Retirement Latitudes Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 10, filed on September 24, 2009 (File Nos. 333-132128 and 811-08664).

i.
Form of the Retirement Latitudes Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 11, filed on April 30, 2010 (File Nos. 333-132128 and 811-08664).

j.
Form of the Retirement Latitudes Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 12, filed on October 5, 2010 (File Nos. 333-132128 and 811-08664).

k.
Form of the Retirement Latitudes Variable and Fixed Annuity Application (V630 05/11), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 13, filed on April 28, 2011 (File Nos. 333-132128 and 811-08664).

l.
Form of the Retirement Latitudes Variable and Fixed Annuity Application (V630 08/11), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 14, filed on August 26, 2011 (File Nos. 333-132128 and 811-08664).

m.
Form of the Retirement Latitudes Variable and Fixed Annuity Application (V630 12/11), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 18, filed on November 29, 2011 (File Nos. 333-132128 and 811-08664).

n.
Form of the Retirement Latitudes Variable and Fixed Annuity Application (V630 04/12), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 22, filed on April 25, 2012 (File Nos. 333-132128 and 811-08664).

o.
Form of the Retirement Latitudes Variable and Fixed Annuity Application (V630 09/12), incorporated herein by reference to Registration’s Post-Effective Amendment No. 24, filed on August 27, 2012 (File Nos. 333-132128 and 811-08664).

p.
Form of the Retirement Latitudes Variable and Fixed Annuity Application (V630 04/13), incorporated herein by reference to Registration’s Post-Effective Amendment No. 25, filed on April 24, 2013 (File Nos. 333-132128 and 811-08664).

q.
Form of the Retirement Latitudes Variable and Fixed Annuity Application (V630 09/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 26, filed on September 12, 2013 (File Nos. 333-132128 and 811-08664).

r.
Form of the Retirement Latitudes Variable and Fixed Annuity Application (V630 04/14), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 27, filed on April 21, 2014 (File Nos. 333-132128 and 811-08664).

s.
Form of the Retirement Latitudes Variable and Fixed Annuity Application (V630 09/14), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 28, filed on September 11, 2014 (File Nos. 333-132128 and 811-08664).

t.
Form of the Retirement Latitudes Variable and Fixed Annuity Application (V630 01/15), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 29, filed on December 22, 2014 (File Nos. 333-132128 and 811-08664).

u.
Form of the Retirement Latitudes Variable and Fixed Annuity Application (V630 04/15), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 30, filed on April 21, 2015 (File Nos. 333-132128 and 811-08664).

u.
Form of the Retirement Latitudes Variable and Fixed Annuity Application (V630 09/15), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 31, filed on September 24, 2015 (File Nos. 333-132128 and 811-08664).

v.
Form of the Retirement Latitudes Variable and Fixed Annuity Application (V630 04/16), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 32, filed on April 19, 2016 (File Nos. 333-132128 and 811-08664).

w.	Form of the Retirement Latitudes Variable and Fixed Annuity Application (V630 09/16), attached hereto.

6.

a.	Articles of Incorporation of Depositor, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 3 filed on April 30, 1996 (File Nos. 033-82080 and 811-08664).

b.	By-laws of Depositor, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 3 filed on April 30, 1996 (File Nos. 033-82080 and 811-08664).

c.	Amended By-laws of Jackson National Life Insurance Company, incorporated herein by reference to the Registration Statement, filed on December 31, 2012 (File Nos. 333-185768 and 811-04405).

7.

a.
Variable Annuity Guaranteed Minimum Income Benefit Reinsurance Agreement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19 filed on October 20, 2005 (File Nos. 333-70472 and 811-08664).

b.
Amendment No. 3 to the Variable Annuity GMIB Reinsurance Agreement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 32 filed on December 21, 2006 (File Nos. 333-70472 and 811-08664).

c.
Amendment No. 9 to the Variable Annuity GMIB Reinsurance Agreement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 6 filed on March 26, 2008 (File Nos. 333-132128 and 811-08664).

d.
Amendment No. 11 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date October 6, 2008, incorporated herein by reference to Registrant's Post-Effective Amendment No. 7, filed on October 6, 2008 (File Nos. 333-132128 and 811-08664).

e.
Amendment No. 12 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date April 6, 2009, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 9, filed on April 2, 2009 (File Nos. 333-132128 and 811-08664).

f.
Amendment No. 13 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date April 6, 2009, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 10, filed on September 24, 2009 (File Nos. 333-132128 and 811-08664).

g.
Amendment No. 14 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date September 28, 2009, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 11, filed on April 30, 2010 (File Nos. 333-132128 and 811-08664).

h.
Amendment No. 15 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company ("Ceding Company") and Ace Tempest Life Reinsurance LTD ("Reinsurer"), with effective date May 3, 2010 and October 11, 2010 where specifically noted, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 91, filed on January 18, 2011 (File Nos. 333-70472 and 811-08664).

i.
Amendment No. 16 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company ("Ceding Company") and Ace Tempest Life Reinsurance LTD ("Reinsurer"), with effective date May 2, 2011, incorporated herein by reference to the Registrant’s Post-Effective Amendment 13, filed on April 28, 2011 (File Nos. 333-132128 and 811-08664).

j.
Amendment No. 17 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company ("Ceding Company") and Ace Tempest Life Reinsurance LTD ("Reinsurer"), with effective date August 29, 2011, incorporated herein by reference to the Registrant’s Post-Effective Amendment 14, filed on August 26, 2011 (File Nos. 333-132128 and 811-08664).

k.
Amendment No. 18 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company ("Ceding Company") and Ace Tempest Life Reinsurance LTD ("Reinsurer"), with effective date December 12, 2011 and April 30, 2012, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 22, filed on April 25, 2012 (File Nos. 333-132128 and 811-08664).

l.
Amendment No. 19 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company ("Ceding Company") and Ace Tempest Life Reinsurance LTD ("Reinsurer"), with effective date April 28, 2014, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 110, filed on September 11, 2014 (File Nos. 333-70472 and 811-08664).

m.
Amendment No. 20 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company (“Ceding Company”) and ACE Tempest Life Reinsurance LTD. (“Reinsurer”), with effective date of April 27, 2015, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 112, filed on September 24, 2015 (File Nos. 333-70472 and 811-08664).

n.
Amendment No. 21 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company (“Ceding Company”) and Chubb Tempest Life Reinsurance LTD. (“Reinsurer”), with effective date of April 25, 2016, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 114, filed on September 15, 2016 (File Nos. 333-70472 and 811-08664).

8.
Amended and Restated Administrative Services Agreement between Jackson National Asset Management, LLC and Jackson National Life Insurance Company, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

9.	Opinion and Consent of Counsel, attached hereto.

10.	Consent of Independent Registered Public Accounting Firm, attached hereto.

11.	Not Applicable.

12.	Not Applicable.

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Offices with Depositor

Steve P. Binioris	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Michele M. Binkley	Vice President
1 Corporate Way
Lansing, MI 48951

Dennis A. Blue	Vice President
1 Corporate Way
Lansing, MI 48951

Barrett M. Bonemer	Vice President
1 Corporate Way
Lansing, MI 48951

Pamela L. Bottles	Vice President
1 Corporate Way
Lansing, MI 48951

Andrew J. Bowden	Senior Vice President, General Counsel & Secretary
1 Corporate Way
Lansing, MI 48951

David L. Bowers	Vice President
300 Innovation Drive
Franklin, TN 37067

Gregory P. Cicotte	Executive Vice President, Head of U.S. Wealth Management and Distribution
300 Innovation Drive

Franklin, TN 37067

David A. Collins	Vice President & Deputy Chief Risk Officer
1 Corporate Way
Lansing, MI 48951

Michael A. Costello	Senior Vice President, Treasurer & Controller
1 Corporate Way
Lansing, MI 48951

Robert H. Dearman, Jr.	Vice President
1 Corporate Way
Lansing, MI 48951

William T. Devanney, Jr.	Vice President
1 Corporate Way
Lansing, MI 48951

Charles F. Field, Jr.	Vice President
300 Innovation Drive
Franklin, TN 37067

Dana R. Malesky Flegler	Vice President
1 Corporate Way
Lansing, MI 48951

Lisa Ilene Fox	Vice President
300 Innovation Drive
Franklin, TN 37067

Morten N. Friis	Director
1 Corporate Way
Lansing, MI 48951

Devkumar D. Ganguly	Vice President
1 Corporate Way
Lansing, MI 48951

Julia A. Goatley	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Guillermo E. Guerra	Vice President & Corporate Information Security Officer
1 Corporate Way
Lansing, MI 48951

Robert W. Hajdu	Vice President
1 Corporate Way
Lansing, MI 48951

Laura L. Hanson	Vice President
1 Corporate Way

Lansing, MI 48951

Bradley O. Harris	Senior Vice President, Chief Risk Officer & Director
300 Innovation Drive
Franklin, TN 37067

Robert L. Hill	Vice President
1 Corporate Way
Lansing, MI 48951

Thomas P. Hyatte	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Matthew T. Irey	Vice President
1 Corporate Way
Lansing, MI 48951

Thomas A. Janda	Vice President
1 Corporate Way
Lansing, MI 48951

Scott F. Klus	Vice President
1 Corporate Way
Lansing, MI 48951

Toni L. Klus	Vice President
1 Corporate Way
Lansing, MI 48951

Richard C. Liphardt	Vice President
1 Corporate Way
Lansing, MI 48951

Wayne R. Longcore	Vice President
1 Corporate Way
Lansing, MI 48951

Dennis J. Manning	Chairman & Director
1 Corporate Way
Lansing, MI 48951

Machelle A. McAdory	Senior Vice President & Chief Human Resource Officer
1 Corporate Way
Lansing, MI 48951

Diahn M. McHenry	Vice President
5913 Executive Drive
Lansing, MI 48911

Ryan T. Mellott	Vice President
1 Corporate Way

Lansing, MI 48951

Dean M. Miller	Vice President
300 Connell Drive
Suite 2100
Berkeley Heights, NJ 07922

Keith R. Moore	Senior Vice President & Chief Technology Officer
1 Corporate Way
Lansing, MI 48951

Jacky Morin	Vice President
300 Connell Drive
Suite 2100
Berkeley Heights, NJ 09722

P. Chad Myers	Executive Vice President, Chief Financial Officer & Director
1 Corporate Way
Lansing, MI 48951

Emilio Pardo	Senior Vice President
300 Innovation Drive
Franklin, TN 37067

Laura L. Prieskorn	Senior Vice President & Chief Administration Officer
1 Corporate Way
Lansing, Michigan 48951

Dana S. Rapier	Vice President
1 Corporate Way
Lansing, MI 48951

James J. Scanlan	Director
1 Corporate Way
Lansing, MI 48951

Stacey L. Schabel	Vice President
1 Corporate Way
Lansing, MI 48951

William R. Schulz	Vice President
1 Corporate Way
Lansing, MI 48951

Muhammad S. Shami	Vice President
1 Corporate Way
Lansing, MI 48951

James R. Sopha	President & Director
1 Corporate Way
Lansing, MI 48951

Kenneth H. Stewart	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Michael D. Story	Vice President
1 Corporate Way
Lansing, MI 48951

Barry L. Stowe	Director
300 Innovation Drive
Franklin, TN 37067

Heather R. Strang	Vice President
1 Corporate Way
Lansing, MI 48951

Marion C. Terrell II	Vice President
1 Corporate Way
Lansing, MI 48951

Marcia L. Wadsten	Senior Vice President, Chief Actuary & Appointed Actuary
1 Corporate Way
Lansing, MI 48951

Bonnie G. Wasgatt	Senior Vice President & Chief Information Officer
1 Corporate Way
Lansing, MI 48951

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.

The Registrant is a separate account of Jackson National Life Insurance Company (“Depositor”), a stock life insurance company organized under the laws of the state of Michigan. The Depositor is a wholly owned subsidiary of Brooke Life Insurance Company and is ultimately a wholly owned subsidiary of Prudential plc (London, England), a publicly traded life insurance company in the United Kingdom.

The following organizational chart for Prudential plc indicates those persons who are controlled by or under common control with the Depositor. No person is controlled by the Registrant.

The organizational chart for Prudential plc is incorporated herein by reference to Exhibit 26 of Post-Effective Amendment No. 9, filed on September 15, 2016 (File Nos. 333-183050 and 811-08664).

Item 27. Number of Contract Owners as of August 31, 2016

Retirement Latitudes Contracts:

Qualified - 8,483
Non-Qualified - 6,995

Item 28. Indemnification

Provision is made in the Company's Amended By-Laws for indemnification by the Company of any person who was or is a party or is threatened to be made a party to a civil, criminal, administrative or investigative action by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceedings, to the extent and under the circumstances permitted by the General Corporation Law of the State of Michigan.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

a)
Jackson National Life Distributors LLC acts as general distributor for the Jackson National Separate Account - I. Jackson National Life Distributors LLC also acts as general distributor for the Jackson National Separate Account III, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate Account I, the JNLNY Separate Account II, the JNLNY Separate Account IV, the Jackson Sage Variable Annuity Account A, the Jackson Sage Variable Life Account A, the Jackson SWL Variable Annuity Fund I, the JNL Series Trust, JNL Variable Fund LLC, JNL Investors Series Trust, and Jackson Variable Series Trust.

b)	Directors and Officers of Jackson National Life Distributors LLC:

Name and Business Address	Positions and Offices with Underwriter

Steve P. Binioris	Manager
1 Corporate Way
Lansing, MI 48951

Gregory P. Cicotte	President, Chief Executive Officer and Manager
300 Innovation Drive
Franklin, TN 37067

Bradley O. Harris	Manager
300 Innovation Drive
Franklin, TN 37067

Emilio Pardo	Manager
300 Innovation Drive
Franklin, TN 37067

James R. Sopha	Chairman and Manager
1 Corporate Way
Lansing, MI 48951

Heather R. Strang	Manager
1 Corporate Way
Lansing, MI 48951

Stephen M. Ash	Vice President

7601 Technology Way
Denver, CO 80237

Jeffrey Bain	Vice President
7601 Technology Way
Denver, CO 80237

Brad Baker	Vice President
7601 Technology Way
Denver, CO 80237

Erin Balcaitis	Vice President
7601 Technology Way
Denver, CO 80237

Andrew Bowden	General Counsel
1 Corporate Way
Lansing, MI 48951

Tori Bullen	Senior Vice President
7601 Technology Way
Denver, CO 80237

Richard Catts	Vice President
7601 Technology Way
Denver, CO 80237

Maura Collins	Executive Vice President, Chief Financial Officer & FinOp
7601 Technology Way
Denver, CO 80237

Christopher Cord	Vice President
7601 Technology Way
Denver, CO 80237

Justin Fitzpatrick	Vice President
7601 Technology Way
Denver, CO 80237

Mark Godfrey	Vice President
7601 Technology Way
Denver, CO 80237

Ashley Golson	Vice President
300 Innovation Drive
Franklin, TN 37067

Luis Gomez	Vice President
7601 Technology Way
Denver, CO 80237

Elizabeth Griffith	Senior Vice President

300 Innovation Drive
Franklin, TN 37067

Kelli Hill	Vice President
7601 Technology Way
Denver, CO 80237

Thomas Hurley	Senior Vice President
7601 Technology Way
Denver, CO 80237

Mark Jones	Vice President
7601 Technology Way
Denver, CO 80237

Doug Mantelli	Senior Vice President
7601 Technology Way
Denver, CO 80237

Tamu McCreary	Vice President
7601 Technology Way
Denver, CO 80237

Timothy McDowell	Senior Vice President & Chief Compliance Officer
7601 Technology Way
Denver, CO 80237

Jennifer Meyer	Vice President
7601 Technology Way
Denver, CO 80237

Peter Meyers	Vice President
7601 Technology Way
Denver, CO 80237

Steven O’Connor	Vice President
7601 Technology Way
Denver, CO 80237

Allison Pearson	Vice President
7601 Technology Way
Denver, CO 80237

John Poulsen	Executive Vice President, Sales Strategy
300 Innovation Drive
Franklin, TN 37067

Jeremy D. Rafferty	Vice President
7601 Technology Way
Denver, CO 80237

Alison Reed	Executive Vice President, Operations

7601 Technology Way
Denver, CO 80237

Kristan L. Richardson	Secretary
1 Corporate Way
Lansing, MI 48951

Marilynn Scherer	Vice President
7601 Technology Way
Denver, CO 80237

Marc Socol	Executive Vice President, National Sales Manager
7601 Technology Way
Denver, CO 80237

Melissa Sommer	Vice President
7601 Technology Way
Denver, CO 80237

Daniel Starishevsky	Senior Vice President
7601 Technology Way
Denver, CO 80237

Ryan Strauser	Vice President
7601 Technology Way
Denver, VO 80237

Brian Sward	Senior Vice President
7601 Technology Way
Denver, CO 80237

Jeremy Swartz	Vice President
7601 Technology Way
Denver, CO 80237

Robin Tallman	Vice President & Controller
7601 Technology Way
Denver, CO 80237

Brad Whiting	Vice President
7601 Technology Way
Denver, CO 80237

Phil Wright	Vice President
7601 Technology Way
Denver, CO 80237

(c)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
Jackson National Life Distributors LLC	Not Applicable	Not Applicable	Not Applicable	Not Applicable

Item 30. Location of Accounts and Records

Jackson National Life Insurance Company
1 Corporate Way
Lansing, Michigan 48951

Jackson National Life Insurance Company
Institutional Marketing Group Service Center
1 Corporate Way
Lansing, Michigan 48951

Jackson National Life Insurance Company
7601 Technology Way
Denver, Colorado 80237

Jackson National Life Insurance Company
225 West Wacker Drive, Suite 1200
Chicago, IL 60606

Item 31. Management Services

Not Applicable.

Item 32. Undertakings and Representations

a)
Jackson National Life Insurance Company hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

b)
Jackson National Life Insurance Company hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

c)
Jackson National Life Insurance Company hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

d)
Jackson National Life Insurance Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company.

e)
The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986 as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRS Section 403(b)(11).

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment to the Registration Statement and has caused this post-effective amendment to the Registration Statement to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 15th day of September, 2016.

Jackson National Separate Account - I
(Registrant)

Jackson National Life Insurance Company

By: /s/ ANDREW J. BOWDEN
Andrew J. Bowden
Senior Vice President, General Counsel
and Secretary

Jackson National Life Insurance Company
(Depositor)

By: /s/ ANDREW J. BOWDEN
Andrew J. Bowden
Senior Vice President, General Counsel
and Secretary

As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

*	September 15, 2016
James R. Sopha, President and Director

*	September 15, 2016
P. Chad Myers, Executive Vice President, Chief Financial Officer and Director

*	September 15, 2016
Michael A. Costello, Senior Vice President, Treasurer and Controller

*	September 15, 2016
Bradley O. Harris, Senior Vice President, Chief Risk Officer and Director

*	September 15, 2016
Morten N. Friis, Director

*	September 15, 2016
Dennis J. Manning, Chairman and Director

*	September 15, 2016
James J. Scanlan, Director

*	September 15, 2016
Barry L. Stowe, Director

* By: /s/ ANDREW J. BOWDEN
Andrew J. Bowden, as Attorney-in-Fact,
pursuant to Power of Attorney filed herewith.

POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY (the Depositor), a Michigan corporation, hereby appoint James R. Sopha, P. Chad Myers, Andrew J. Bowden, Susan S. Rhee, and Frank J. Julian (each with power to act without the others) his/her attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his/her name, place and stead, in any and all capacities, to sign applications and registration statements, and any and all amendments, with power to affix the corporate seal and to attest it, and to file the applications, registration statements, and amendments, with all exhibits and requirements, in accordance with the Securities Act of 1933, the Securities and Exchange Act of 1934, and/or the Investment Company Act of 1940. This Power of Attorney concerns Jackson National Separate Account - I (File Nos. 033-82080, 333-70472, 333-73850, 333-118368, 333-119656, 333-132128, 333-136472, 333-155675, 333-172874, 333-172875, 333-172877, 333-175718, 333-175719, 333-176619, 333-178774, 333-183048, 333-183049, 333-183050, 333-192971, 333-210504, and 333-212424), Jackson National Separate Account III (File No. 333-41153), Jackson National Separate Account IV (File Nos. 333-108433 and 333-118131), and Jackson National Separate Account V (File No. 333-70697), as well as any future separate account(s) and/or future file number(s) within any separate account(s) that the Depositor establishes through which securities, particularly variable annuity contracts and variable universal life insurance policies, are to be offered for sale. The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any one of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney effective as of the 16th day of August, 2016.

/s/ JAMES R. SOPHA
James R. Sopha, President and Director

/s/ P. CHAD MYERS
P. Chad Myers, Executive Vice President, Chief Financial Officer and Director

/s/ MICHAEL A. COSTELLO
Michael A. Costello, Senior Vice President, Treasurer and Controller

/s/ BRADLEY O. HARRIS
Bradley O. Harris, Senior Vice President, Chief Risk Officer and Director

/s/ DENNIS J. MANNING
Dennis J. Manning, Chairman and Director

/s/ JAMES J. SCANLAN
James J. Scanlan, Director

/s/ BARRY L. STOWE
Barry L. Stowe, Director

POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY (the Depositor), a Michigan corporation, hereby appoint James R. Sopha, P. Chad Myers, Andrew J. Bowden, Susan S. Rhee, and Frank J. Julian (each with power to act without the others) his/her attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his/her name, place and stead, in any and all capacities, to sign applications and registration statements, and any and all amendments, with power to affix the corporate seal and to attest it, and to file the applications, registration statements, and amendments, with all exhibits and requirements, in accordance with the Securities Act of 1933, the Securities and Exchange Act of 1934, and/or the Investment Company Act of 1940. This Power of Attorney concerns Jackson National Separate Account - I (File Nos. 033-82080, 333-70472, 333-73850, 333-118368, 333-119656, 333-132128, 333-136472, 333-155675, 333-172874, 333-172875, 333-172877, 333-175718, 333-175719, 333-176619, 333-178774, 333-183048, 333-183049, 333-183050, 333-192971, 333-210504, and 333-212424), Jackson National Separate Account III (File No. 333-41153), Jackson National Separate Account IV (File Nos. 333-108433 and 333-118131), and Jackson National Separate Account V (File No. 333-70697), as well as any future separate account(s) and/or future file number(s) within any separate account(s) that the Depositor establishes through which securities, particularly variable annuity contracts and variable universal life insurance policies, are to be offered for sale. The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any one of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned has executed this Power of Attorney effective as of the 19th day of August, 2016.

/s/ MORTEN N. FRIIS
Morten N. Friis, Director

EXHIBIT LIST

Exhibit No.	Description

5w.	Form of the Retirement Latitudes Variable and Fixed Annuity Application (V630 09/16).

9.	Opinion and Consent of Counsel.

10.	Consent of Independent Registered Public Accounting Firm.